UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001


Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):     [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen T. Buckley
Title:             Senior Vice President
Phone:             (302) 573-3570

Signature, Place, and Date of Signing:

/s/   Karen T. Buckley      Wilmington, Delaware                November 6, 2001


Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)


[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

  Form 13F File Number         Name

  28-1190                      Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           4

Form 13F Information Table Entry Total:      120

Form 13F Information Table Value Total:      $1,080,985
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.    Form 13F File Number           Name


  1          28-7164                    Bear Stearns Asset Management Inc.
  2          28-6134                    Caterpillar Investment Management Ltd.
  3          No File Number             Merrill Lynch Investment Managers Canada
  4          28-551                     U.S. Bancorp



                                          Form 13F INFORMATION TABLE


-------------------------------- ----------- ---------- ----------- ------------- --------------- ------------- -------------------

       Column 1              Column 2     Column 3       Column 4     Column 5  Column 6  Column 7             Column 8

---------------------------- ---------  -------------  ------------ ----------- --------- -------- --------------------------------

    NAME OF ISSUER            TITLE OF      CUSIP           VALUE      SHRS OR   INVEST-   OTHER           VOTING AUTHORITY
                               CLASS                      (x$1000)     SH/PUT/   MENT     MANAGERS
                                                                       PRN AMT   DISCRE-
                                                                       PRN CALL  TION                SOLE      SHARED     NONE
---------------------------- ---------  -------------  ------------ ----------- --------- -------- --------- ---------- -----------
Abbott Labs                     COM         002824100          296         5,700 Sole                                    5,700
-------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                     COM         002824100       27,180       524,200 Sole              524,200
-------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR            ADR         02364W105          397        26,800 Sole         4     26,800
-------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR            ADR         02364W105        4,631       312,300 Sole              312,300
-------------------------------------------------------------------------------------------------------------------------------
American Home Prods Cp          COM         026609107        6,926       118,900 Sole              118,900
-------------------------------------------------------------------------------------------------------------------------------
American Home Products          COM         026609107          111         1,900 Sole                                    1,900
-------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                      COM         031162100          247         4,200 Sole                                    4,200
-------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                      COM         031162100       17,378       295,700 Sole              295,700
-------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                 COM         00184A105          291         8,800 Sole                                    8,800
-------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                 COM         00184A105       21,578       651,900 Sole              651,900
-------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose                ADR         038496204          907        61,100 Sole         4     61,100
-------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose                ADR         038496204       11,804       794,900 Sole              794,900
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp            COM         060505104          339         5,800 Sole                                    5,800
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp            COM         060505104       22,420       383,900 Sole              383,900
-------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc        COM         071813109          462         8,400 Sole                                    8,400
-------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc        COM         071813109       44,057       800,300 Sole              800,300
-------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co           COM         075887109          111         3,000 Sole                                    3,000
-------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co           COM         075887109        6,597       178,300 Sole              178,300
-------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond Inc           COM         075896100       10,276       403,600 Sole              403,600
-------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond Inc           COM         075896100          143         5,600 Sole                                    5,600
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                 COM         172967101          331         8,166 Sole                                    8,166
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                 COM         172967101       32,175       794,435 Sole              794,435
-------------------------------------------------------------------------------------------------------------------------------
Clorox Company                  COM         189054109           93         2,500 Sole                                    2,500
-------------------------------------------------------------------------------------------------------------------------------
Clorox Company                  COM         189054109        6,815       184,200 Sole              184,200
-------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Fems ADR              ADR         191241108        1,248        63,200 Sole         4     63,200
-------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Fems ADR              ADR         191241108       18,215       922,300 Sole              922,300
-------------------------------------------------------------------------------------------------------------------------------
Comcast Class A Special         COM         200300200          305         8,500 Sole                                    8,500
-------------------------------------------------------------------------------------------------------------------------------
Comcast Class A Special         COM         200300200       22,379       623,900 Sole              623,900
-------------------------------------------------------------------------------------------------------------------------------
Companhia De Bebidas            ADR         20441W203        6,170       385,400 Sole              385,400
-------------------------------------------------------------------------------------------------------------------------------
Cox Communications Inc          COM         224044107          109         2,600 Sole                                    2,600
-------------------------------------------------------------------------------------------------------------------------------
Cox Communications Inc          COM         224044107        6,868       164,500 Sole              164,500
-------------------------------------------------------------------------------------------------------------------------------
Dell Computer                   COM         247025109          243        13,100 Sole                                   13,100
-------------------------------------------------------------------------------------------------------------------------------
Dell Computer                   COM         247025109       16,494       890,100 Sole              890,100
-------------------------------------------------------------------------------------------------------------------------------
DR Reddys Labs ADR              ADR         256135203          205         9,200 Sole         4      9,200
-------------------------------------------------------------------------------------------------------------------------------
DR Reddys Labs ADR              ADR         256135203        2,984       134,100 Sole              134,100
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                        COM         278642103          256         5,600 Sole                                    5,600
-------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                        COM         278642103       19,233       420,400 Sole              420,400
-------------------------------------------------------------------------------------------------------------------------------
Elan ADR                        ADR         284131208        1,977        40,800 Sole         1                         40,800
-------------------------------------------------------------------------------------------------------------------------------
Elan ADR                        ADR         284131208          572        11,800 Sole         2     11,800
-------------------------------------------------------------------------------------------------------------------------------
Elan ADR                        ADR         284131208        3,735        77,100 Sole         3     77,100
-------------------------------------------------------------------------------------------------------------------------------
Elan ADR                        ADR         284131208        2,495        51,500 Sole                                   51,500
-------------------------------------------------------------------------------------------------------------------------------
Elan ADR                        ADR         284131208      127,210     2,625,600 Sole            2,625,600
-------------------------------------------------------------------------------------------------------------------------------
Federal Nat'l Mortgage Assoc    COM         313586109          272         3,400 Sole                                    3,400
-------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assn           COM         313586109       20,599       257,300 Sole              257,300
-------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp      COM         339030108          202         5,500 Sole                                    5,500
-------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp      COM         339030108       12,738       346,600 Sole              346,600
-------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR    ADR         344419106        1,216        42,700 Sole         4     42,700
-------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR    ADR         344419106       14,027       492,700 Sole              492,700
-------------------------------------------------------------------------------------------------------------------------------
General Mills                   COM         370334104          105         2,300 Sole                                    2,300
-------------------------------------------------------------------------------------------------------------------------------
General Mills                   COM         370334104        6,534       143,600 Sole              143,600
-------------------------------------------------------------------------------------------------------------------------------
Glaxosmithkline Adr             ADR         37733W105          741        13,200 Sole               13,200
-------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                  COM         437076102          234         6,100 Sole                                    6,100
-------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                  COM         437076102       23,682       617,200 Sole              617,200
-------------------------------------------------------------------------------------------------------------------------------
International Business Machine  COM         459200101       36,948       400,300 Sole              400,300
-------------------------------------------------------------------------------------------------------------------------------
International Business Machine  COM         459200101          535         5,800 Sole                                    5,800
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson               COM         478160104          188         3,400 Sole                                    3,400
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson               COM         478160104       13,063       235,800 Sole              235,800
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                  COM         524901105          175         4,400 Sole                                    4,400
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                  COM         524901105       15,681       394,400 Sole              394,400
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc    COM         524908100          364         6,400 Sole                                    6,400
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc    COM         524908100       27,385       481,700 Sole              481,700
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corporation     COM         539830109          109         2,500 Sole                                    2,500
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corporation     COM         539830109        6,348       145,100 Sole              145,100
-------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company          COM         543213102        1,076       106,500 Sole              106,500
-------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                COM         548661107          272         8,600 Sole                                    8,600
-------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies                COM         548661107       21,683       685,100 Sole              685,100
-------------------------------------------------------------------------------------------------------------------------------
Luxottica Group ADR             ADR         55068R202           49         3,500 Sole                                    3,500
-------------------------------------------------------------------------------------------------------------------------------
Luxottica Group ADR             ADR         55068R202        3,027       216,400 Sole              216,400
-------------------------------------------------------------------------------------------------------------------------------
McDonald's Corporation          COM         580135101          190         7,000 Sole                                    7,000
-------------------------------------------------------------------------------------------------------------------------------
McDonald's Corporation          COM         580135101       11,931       439,600 Sole              439,600
-------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corporation     COM         552848103          307         4,700 Sole                                    4,700
-------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corporation     COM         552848103       28,286       432,900 Sole              432,900
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                  COM         594918104          609        11,900 Sole                                   11,900
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                  COM         594918104       44,298       865,700 Sole              865,700
-------------------------------------------------------------------------------------------------------------------------------
Minnesota Min'g/Mfg             COM         604059105          266         2,700 Sole                                    2,700
-------------------------------------------------------------------------------------------------------------------------------
Minnesota Min'g/Mfg             COM         604059105       20,251       205,800 Sole              205,800
-------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR          ADR         607409109          606        24,700 Sole         4     24,700
-------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR          ADR         607409109       13,890       566,000 Sole              566,000
-------------------------------------------------------------------------------------------------------------------------------
Nike Inc Class B                COM         654106103          117         2,500 Sole                                    2,500
-------------------------------------------------------------------------------------------------------------------------------
Nike Inc Class B                COM         654106103        7,373       157,500 Sole              157,500
-------------------------------------------------------------------------------------------------------------------------------
NY Times A                      COM         650111107          137         3,500 Sole                                    3,500
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
NY Times A                      COM         650111107       11,190       286,700 Sole              286,700
-------------------------------------------------------------------------------------------------------------------------------
Panamerican Beverages           COM         P74823108          699        41,500 Sole         4     41,500
-------------------------------------------------------------------------------------------------------------------------------
Panamerican Beverages           COM         P74823108        7,724       458,400 Sole              458,400
-------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                     COM         713448108          349         7,200 Sole                                    7,200
-------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                     COM         713448108       24,944       514,300 Sole              514,300
-------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR         ADR         71654V408        2,824       143,000 Sole              143,000
-------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                      COM         717081103          341         8,500 Sole                                    8,500
-------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                      COM         717081103       26,582       662,900 Sole              662,900
-------------------------------------------------------------------------------------------------------------------------------
Pohang Iron & Steel             ADR         730450103        4,749       302,500 Sole              302,500
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.            COM         742718109          204         2,800 Sole                                    2,800
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.            COM         742718109       12,615       173,300 Sole              173,300
-------------------------------------------------------------------------------------------------------------------------------
SK Telecom                      ADR         78440P108       25,480     1,381,800 Sole            1,381,800
-------------------------------------------------------------------------------------------------------------------------------
SK Telecom ADR                  ADR         78440P108          514        27,900 Sole         1                         27,900
-------------------------------------------------------------------------------------------------------------------------------
SK Telecom ADR                  ADR         78440P108          146         7,900 Sole         2      7,900
-------------------------------------------------------------------------------------------------------------------------------
SK Telecom ADR                  ADR         78440P108          160         8,700 Sole         3      8,700
-------------------------------------------------------------------------------------------------------------------------------
SK Telecom ADR                  ADR         78440P108          564        30,600 Sole                                   30,600
-------------------------------------------------------------------------------------------------------------------------------
Sprint PCS Group                COM         852061506        1,919        73,000 Sole               73,000
-------------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR           ADR         874039100          256        27,000 Sole         4     27,000
-------------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR           ADR         874039100        4,455       469,480 Sole              469,480
-------------------------------------------------------------------------------------------------------------------------------
Target                          COM         87612E106          159         5,000 Sole                                    5,000
-------------------------------------------------------------------------------------------------------------------------------
Target                          COM         87612E106       12,132       382,100 Sole              382,100
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780        1,072        33,200 Sole         1                         33,200
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780          300         9,300 Sole         2      9,300
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780          287         8,900 Sole         3      8,900
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780        1,986        61,500 Sole         4     61,500
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780        1,317        40,800 Sole                                   40,800
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780       90,167     2,792,400 Sole            2,792,400
-------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical             ADR         881624209       17,349       287,000 Sole              287,000
-------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical-SP ADR      ADR         881624209        1,052        17,400 Sole         4     17,400
-------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.     COM         92343V104          103         1,900 Sole                                    1,900
-------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.     COM         92343V104        6,542       120,900 Sole              120,900
-------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR       ADR         68370R109          230        14,000 Sole         4     14,000
-------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR       ADR         68370R109        2,630       160,200 Sole              160,200
-------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc             COM         931142103          351         7,100 Sole                                    7,100
-------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc             COM         931142103       21,448       433,300 Sole              433,300
-------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc.          COM         939322103          115         3,000 Sole                                    3,000
-------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc.          COM         939322103        6,665       173,200 Sole              173,200
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company             COM         949746101          129         2,900 Sole                                    2,900
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company             COM         949746101        9,459       212,800 Sole              212,800
-------------------------------------------------------------------------------------------------------------------------------